UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22094

Morgan Stanley Global Long/Short Fund A

(Exact name of registrant as specified in charter)

100 Front Street, Suite 400

West Conshohocken, PA 19428

(Address of principal executive offices) (Zip Code)

Stefanie V. Chang Yu, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-260-7600

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

Item 1.	Proxy Voting Record.

The registrant was entitled to vote at two shareholder’s meeting held during the period covered by this report:

(a)	The name of the issuer of the portfolio security: Atlas Advantage Offshore Fund Ltd.

(b)	The exchange ticker symbol of the portfolio security: Not applicable.

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable.

(d)	The shareholder meeting date: 22 December 2008

(e)	A brief description of the matter voted on: Amendment to Investment Management Agreement. The changes relate to the schedule of payment of deferred offshore performance fees.

(f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.

(g)	Whether the registrant cast its vote on the matter. A vote was cast.

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): Registrant voted for the proposal.

(i)	Whether the registrant cast its vote for or against management: Registrant cast its vote for management.

(a)	The name of the issuer of the portfolio security: Atlas Advantage Offshore Fund Ltd.

(b)	The exchange ticker symbol of the portfolio security: Not applicable.

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable.

(d)	The shareholder meeting date: 31 December 2008

(e)	A brief description of the matter voted on: Investors were asked to consent to (i) the transfer of the assets of Atlas Capital Offshore Fund Ltd. to the Fund; (ii) a new offering document for the fund; and (iii) revised Articles of Association of the Fund.

(f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.

(g)	Whether the registrant cast its vote on the matter. A vote was cast.

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): Registrant voted for the proposal.

(i)	Whether the registrant cast its vote for or against management: Registrant cast its vote for management.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant had duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MORGAN STANLEY GLOBAL LONG/SHORT FUND A

By:	/s/ Randy Takian
	Name:	Randy Takian
	Title:	Principal Executive Officer

Date: August 14, 2009